Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Business Combination - Business combinations [member] - INR (₨)	Sep. 30, 2023	Mar. 31, 2023
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Business Combination [Line Items]
Amount settled in cash	₨ 2,500,000	₨ 2,500,000
Proportionate value of non-controlling interest in Sri Sai	1,768,961	1,768,961
Total	4,268,961	4,268,961
Net identifiable assets and liabilities
Property plant and equipment	7,428,382	7,429,350
Intangible assets	339,493	339,539
Capital work in progress		837,605
Non-current loans and advances	344,818	555,777
Trade receivables	2,260,797	2,260,797
Cash and cash equivalents	432,138	432,195
Other current assets	295,216	1,283,882
Deferred tax liabilities		(295,216)
Borrowings	(11,788)	(11,788)
Other liabilities	(65,115)	(65,115)
Trade and other payables	(8,944,872)	(9,156,901)
Net identifiable assets and liabilities	3,610,124	3,610,124
Goodwill	₨ 658,837	₨ 658,837